Nature of business and significant events (Details) $ / shares in Units, $ in Thousands, $ in Thousands							1 Months Ended						12 Months Ended
	Jan. 03, 2021	Dec. 14, 2020 MXN ($)	Oct. 08, 2020 $ / shares shares	Mar. 13, 2020 MXN ($) shares	Mar. 13, 2020 USD ($) shares	Mar. 10, 2020 $ / shares shares	Nov. 18, 2022 MXN ($)	Mar. 28, 2022 MXN ($) shares	Mar. 24, 2022 MXN ($)	Jan. 18, 2022 MXN ($)	Aug. 30, 2021 MXN ($)	Jul. 31, 2020	Dec. 31, 2022	Mar. 13, 2020 USD ($) shares
Nature of business and significant events (Details) [Line Items]
Business segments													2
Agreement percentage										100.00%
Total cash consideration (in Pesos) | $										$ 5,044,371
Long-term loan (in Pesos) | $									$ 4,498,695
Subscribed paid shares								55,514
Subscribed unpaid shares								37,693
Transaction cost (in Pesos) | $								$ 16,610
Transaction cost (in Pesos) | $							$ 5,252
Sustainability bond issuance (in Pesos) | $											$ 1,500,000
Percentage of products sold in the United States													90.00%
Customers shipment date with payment terms	between 14 and 28 days
Cash acquisition cost				$ 498,445										$ 22,767
Net cash				181,734	$ 7,519
Liability transaction equivalent fair value (in Pesos) | $				$ 55,810
Shares offered for subscription and payment				2,040,000	2,040,000
Percentage of shares held by shareholders				87.70%	87.70%
Percentage of shares held by acquired entity shareholders				6.40%	6.40%
Percentage of shares held by other investors				5.90%	5.90%
Issuance of shares issued and outstanding				34,451,020										34,451,020
Purchase total share						5,804,125
Purchase option unit share						250,000
Option issue share						250,000
Additional share						250,000
Issuance share						214,020
Exercise price per share (in Dollars per share) | $ / shares			$ 11.44			$ 11.44
Paid exercise price per share (in Dollars per share) | $ / shares						0.5
Warrant holder receive share			0.37
Increase equity (in Pesos) | $		$ 4,724
Warrants [Member]
Nature of business and significant events (Details) [Line Items]
Exercise price per share (in Dollars per share) | $ / shares						$ 11.5
Bottom of range [Member]
Nature of business and significant events (Details) [Line Items]
Maturity term											4 years
Shares vested over a period												4 years
Top of range [Member]
Nature of business and significant events (Details) [Line Items]
Maturity term											7 years
Shares vested over a period												5 years